INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [Table Text Block]

			Product
			Development
Cost	Patent	Rights	Costs	Total
Balance, December 31, 2017	$40,840	$672,959	$328,010	$1,041,809
Impairment	-	-	(328,010)	(328,010)
Balance, December 31, 2018 and 2019	$40,840	$672,959	$-	$713,799
Accumulated Amortization
Balance, December 31, 2017	$32,033	$65,000	$-	$97,033
Amortization	8,807	-	-	8,807
Balance, December 31, 2018 and 2019	$40,840	$65,000	$-	$105,840
Carrying Value
December 31, 2018 and 2019	$-	$607,959	$-	$607,959